Guarantees and commitments - Guarantees maturity (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2019	Dec. 31, 2018
Guarantees
Maturity less than 1 year	SFr 24,451	SFr 29,155
Maturity greater than 1 year	12,326	11,782
Total gross amount	36,777	40,937
Total net amount	35,763	39,909
Carrying value	524	1,033
Collateral received	8,599	9,070
Credit guarantees and similar instruments
Guarantees
Maturity less than 1 year	2,455	2,228
Maturity greater than 1 year	893	1,055
Total gross amount	3,348	3,283
Total net amount	3,235	3,194
Carrying value	12	14
Collateral received	1,650	1,748
Performance guarantees and similar instruments
Guarantees
Maturity less than 1 year	5,030	5,008
Maturity greater than 1 year	1,967	2,136
Total gross amount	6,997	7,144
Total net amount	6,169	6,278
Carrying value	32	44
Collateral received	2,847	3,153
Derivatives
Guarantees
Maturity less than 1 year	12,160	17,594
Maturity greater than 1 year	7,668	6,029
Total gross amount	19,828	23,623
Total net amount	19,828	23,623
Carrying value	418	919
Other guarantees
Guarantees
Maturity less than 1 year	4,806	4,325
Maturity greater than 1 year	1,798	2,562
Total gross amount	6,604	6,887
Total net amount	6,531	6,814
Carrying value	62	56
Collateral received	4,102	4,169
Bank
Guarantees
Maturity less than 1 year	24,451	29,156
Maturity greater than 1 year	12,330	11,786
Total gross amount	36,781	40,942
Total net amount	35,767	39,914
Carrying value	524	1,033
Collateral received	8,599	9,074
Bank | Credit guarantees and similar instruments
Guarantees
Maturity less than 1 year	2,455	2,229
Maturity greater than 1 year	897	1,059
Total gross amount	3,352	3,288
Total net amount	3,239	3,199
Carrying value	12	14
Collateral received	1,650	1,752
Bank | Performance guarantees and similar instruments
Guarantees
Maturity less than 1 year	5,030	5,008
Maturity greater than 1 year	1,967	2,136
Total gross amount	6,997	7,144
Total net amount	6,169	6,278
Carrying value	32	44
Collateral received	2,847	3,153
Bank | Derivatives
Guarantees
Maturity less than 1 year	12,160	17,594
Maturity greater than 1 year	7,668	6,029
Total gross amount	19,828	23,623
Total net amount	19,828	23,623
Carrying value	418	919
Bank | Other guarantees
Guarantees
Maturity less than 1 year	4,806	4,325
Maturity greater than 1 year	1,798	2,562
Total gross amount	6,604	6,887
Total net amount	6,531	6,814
Carrying value	62	56
Collateral received	SFr 4,102	SFr 4,169